Results of Operations (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Revenues

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Out-licensing revenue	—	—
Other revenue	—	5

Total	—	5

Summary of Research And Development Expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s condensed consolidated interim financial statements.

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Employee expenses	4 530	4 528
Travel & Living	17	107
Clinical study costs	2 205	2 720
Preclinical study costs	944	866
Process development and scale-up	407	803
Consulting fees	152	191
IP filing and maintenance fees	84	141
Share-based payments	331	398
Depreciation	708	727
Rent and utilities	337	415
Others	241	245

Total R&D expenses	9 956	11 141

Summary of General and Administrative Expenses

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Employee expenses	1 789	1 733
Consulting fees	1 030	1 025
Share-based payments	759	892
Communication & Marketing	236	289
Rent	15	40
Insurances	730	476
Travel & living	12	77
Depreciation	133	168
Others	81	90

Total General and administrative expenses	4 785	4 789

Schedule of Change in Fair Value of Contingent Consideration

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Change in fair value of contingent consideration	(1 961)	(2 445)

Total Change in fair value of contingent consideration	(1 961)	(2 445)

Earnings (Loss) Per Share

	For the Six-month period ended June 30,
(€’000)	2021	2020
Loss of the year attributable to Equity Holders	(14 854)	(16 597)
Weighted average number of shares outstanding	14 587 686	13 942 344

Earnings per share (non-fully diluted) in €	(1.02)	(1.19)

Outstanding warrants	1 899 090	1 594 156

Summary of Other Income	Other income

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Grant income (RCAs)	1 438	615
Grant income (Other)	166	1 023
R&D tax credit	339	371
Other	44	16

Total Other Income	1 987	2 026

Summary of Other Expenses	Other expenses

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Clinical Development milestone payment	—	105
Remeasurement of RCAs	129	106
Other	33	—

Total Other Expenses	162	211